Organization and description of business	12 Months Ended
Dec. 31, 2011
Organization and description of business
1	Organization and description of business

Yucheng Technologies Limited (“Yucheng”), incorporated on November 24, 2006 under the laws of the British Virgin Islands (“BVI”), and its subsidiaries are engaged in systems integration, software solution services, information technology (“IT”) consulting and training services, maintenance and support, sales of self-developed IT products, computer software, hardware and peripheral equipment, communication equipment and undertaking computer network projects. Its major customers are first and second tier state-owned commercial banks in China.

On January 15, 2007, Beijing Yuxinyicheng Technologies Limited (“Yuxinyicheng”) established a subsidiary, Beijing Yuxinyicheng Information Technology Limited. On July 18, 2007, Yuxinyicheng established another subsidiary, Shanghai Yuxinhongzhi Information Technology Limited. During 2007, Yuxinyicheng acquired 5 companies, Beijing Sunrisk Information Technology Limited (“Sunrisk”), Beijing Easycon Electronics Limited, Chengdu Recency Technologies Limited, Shanghai Fujie Business Consulting Limited, and Shanghai Fuyi Business Consulting Limited.

On January 22, 2008, Beijing Sihitech acquired a further 25% equity interest of Easycon from its minority shareholders at an aggregate consideration of RMB7,200,000.

On April 28, 2008, the registered capital of Sunrisk was increased to RMB20,000,000 from RMB1,000,000. Yuxinyicheng introduced a strategic investor to acquire 49% of Sunrisk’s equity interest. As a result, Yuxinyicheng’s equity interest in Sunrisk was diluted to 51% from 100%.

On July 21, 2008, Beijing Sunrisk Information Technology Limited was renamed to Beijing Yuxinhengsheng Information Technology Limited.

On August 13, 2009, Shanghai Sihitech Software Co., Ltd. was renamed as Shanghai Yuxinyicheng Software Co., Ltd.

On May 13, 2009, Guangzhou Yuxinhongtai Technology Co., Ltd. was renamed as Guangzhou Shenglihongtai Technology Co., Ltd ("Guangzhou Sihitech"). On August 30, 2009, Yuxinyicheng transferred its interest in Guangzhou Sihitech to a third party.

On October 14, 2009, Yuxinyicheng established a wholly owned subsidiary named Tianjin Yuxinyicheng Technology Limited (“Tianjin Yuxinyicheng”) in Tianjin. Total registered capital is RMB50 million.

On November 30, 2009, Shanghai Fuyi Business Consulting Limited which had been inactive was closed.

On December 31, 2010, Yuxinyicheng transferred its interests of 100% in Beijing Yuxinyicheng Information Technology Limited (“Yuxinyicheng Information”) to the third parties.

On August 7, 2011, Tianjin Yuxinyicheng acquired a subsidiary, Tianjin Yuchengxin Information Security Technologies Limited (“Yuchengxin”) from third parties at a consideration of approximately RMB16,975,000, comprising of cash of approximately RMB8,143,000 plus 442,185 ordinary shares of the Company with certain contingent payments when some performance conditions are met pursuant to the agreement, with fair value of approximately RMB8,832,000. The management considered the acquisition of Yuchengxin did not constitute a business combination according to ASC 805. Instead, the consideration paid was for the cash and cash equivalent of approximately RMB1,000,000 recorded in the book of Yuchengxin and an intangible asset related to the services to be provided by the previous owners of Yuchengxin (“service vendor relationships”). For more information of the intangible asset acquired from such transaction, please refer to note 2(h). The detailed information related to the contingent payments of the transaction is disclosed in note 20.

At of December 31, 2009, 2010 and 2011, details of Yucheng’s subsidiaries (collectively with Yucheng referred to as the “Company”) are as follows:

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Port Wing Development Co., Ltd. (“e-Channels BVI”)	November 3, 2005	BVI	100%	100%	100%	Investment holding

Ahead Billion Venture Ltd. (“Sihitech BVI”).	November 3, 2005	BVI	100%	100%	100%	Investment holding

Beijing Yuxinyicheng Technologies Ltd. (“Yuxinyicheng”)	October 19, 2006	People’s Republic of China (“PRC”)	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing e-Channels Century Technology Co., Ltd. (“e-Channels”)	February 5, 2001	PRC	100%	100%	100%	Technology development, technology transfer, consulting and training services, sales of self-developed products, computer software, hardware and peripheral equipment, communication equipment and undertaking computer network projects

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Beijing Sihitech Technology Co., Ltd. (“Beijing Sihitech”)	June 16, 1999	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Sihitech Software Co., Ltd. (“Beijing Software”)	January 28, 2002	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Shanghai Sihitech Technology Co., Ltd. (“Shanghai Sihitech”)	June 20, 2001	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Shanghai Yuxinyicheng Software Co., Ltd. (“Shanghai Software”)	May 28, 2005	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Yuxinyicheng Information Technology Limited (“Yuxinyicheng Information”)	January 15, 2007	PRC	100%	-	-	Launching Point of Sale ( “POS” ) merchant-acquiring outsourced services for bank in China and providing related maintenance support

Beijing Yuxinhengsheng Information Technology Limited (“Sunrisk”)	April 14, 2005	PRC	51%	51%	51%	System integration, Software development, information technology consulting, maintenance and support

Beijing Easycon Electronics Limited (“Easycon”)	December 25, 1997	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Chengdu Recency Technologies Limited (“Recency”)	July 15, 1997	PRC	100%	100%	100%	Software development, information technology consulting, maintenance and support

Shanghai Fujie Business Consulting Limited (“Fujie”)	December 13, 2005	PRC	100%	100%	100%	Software development, information technology consulting, maintenance and support

Xiamen Yucheng Technology Limited (“Xiamen Yucheng”)	April 9, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Yuxinyicheng Software Co. , Ltd. (“Yuxinyicheng Software”)	August 6, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Guangzhou Yuxinyicheng Information Technology Limited (“Guangzhou Yuxinyicheng”)	November 26, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Chengdu Yuxinyicheng Technology Limited (“Chengdu Yuxinyicheng”)	March 16, 2009	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Tianjin Yuxinyicheng Technology Limited (“Tianjin Yuxinyicheng”)	October 14, 2009	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Yuchengxin	August 5, 2011	PRC	-	-	100%	Information security, software development, information technology consulting, software sales

The IT industry is characterized by rapid technological change and competitive pricing pressures. The Company financial results are affected by a wide variety of factors, including general economic conditions in the local market, economic conditions specific to the IT industry, technological and creative skills of its personnel, the timely development of new products and the ability to safeguard patents and intellectual property in a rapidly evolving market. As a result, the Company may experience significant period-to-period fluctuations in future operating results due to the factors mentioned above or other factors.

The majority of the revenues of the Company are from customers who are concentrated in the financial services industry in PRC. Any unfavourable economic conditions affecting the local financial services industry could have a material adverse effect on the Company’s future financial position and results of operations.

The trade accounts receivable of the Company include amounts due from banks and IT service companies. The Company performs on-going credit evaluations of its customers (see note 2(t)). Sales to the Company's largest customer, a bank and its subsidiaries, were approximately 39.1%, 30.7% and 17.1% of revenues in 2009, 2010 and 2011, respectively. The Company’s total revenue from the head office of the largest customer, which is one of the primary banks in China in 2011 resulted from 70 (2010: 62) separate and independent contracts, the head office of the largest customer, contributed to 9.1% (2010: 14.3%) of the Company’s total revenues. Trade accounts receivable as of December 31, 2010 and 2011 included receivables from the Company’s largest bank customer and its subsidiaries totalling RMB54.5 million and RMB41.5 million, respectively.

The Share Exchange Transactions

On December 20, 2005, China Unistone Acquisition Corporation (“CUAC”) entered into a Stock Purchase Agreement with Sihitech BVI and e-Channels BVI and all stockholders of Sihitech BVI and e-Channels BVI for CUAC’s acquisition of Sihitech BVI and e-Channels BVI. For the acquisition, CUAC formed its wholly owned subsidiary, Yucheng. On November 24, 2006, the closing date of the acquisition (the “Closing Date”), CUAC merged with and into Yucheng for the purpose of redomestication out of the United States of America. The redomestication merger was achieved by a one-for-one exchange of all the outstanding common stock of CUAC for common stock of Yucheng and the assumption of all the rights and obligations of CUAC by Yucheng, including assumption of the outstanding warrants of CUAC. Immediately after the redomestication merger, Yucheng acquired all the common stock of Sihitech BVI and e-Channels BVI by the issuance of shares and payments of cash consideration to the shareholders of Sihitech BVI (“Sihitech BVI Shareholders) and of e-Channels BVI (“e-Channels BVI Shareholders”) or their designee, making them wholly owned subsidiaries (the “Share Exchange Transactions”).

Sihitech BVI Shareholders and their designee were paid an aggregate of USD2,731,884 in cash, using the funds held in the trust account of CUAC, and were issued an aggregate of 3,754,484 ordinary shares of Yucheng for all the outstanding common stock of Sihitech BVI. This transaction was accounted for as a recapitalisation of Sihitech BVI. Since Yucheng is not an operating company, this transaction is treated as the issuance of shares of Sihitech BVI for the net tangible assets (consisting principally of cash and short-term investments) of Yucheng. The carrying value of the assets of Yucheng approximated their fair value, therefore, no "purchase accounting" fair value adjustments were required and no goodwill had been recorded in this portion of this transaction. The payment of the cash consideration was accounted for as a deemed distribution.

e-Channels BVI Shareholders and their designee were paid an aggregate of USD1,268,116 in cash, using the funds held in the trust account of CUAC, and were issued an aggregate of 1,573,836 shares of common stock of Yucheng for all the outstanding common stock of e-Channels BVI. This transaction, between the recapitalized Sihitech BVI and e-Channels BVI, was accounting for using the purchase method of accounting with Sihitech BVI treated as the accounting acquirer.

As a result of the Share Exchange Transactions the historical financial statements of Yucheng for the periods prior to the Closing Date are those of Sihitech and its subsidiaries and all references to the consolidated financial statements of Yucheng apply to the historical consolidated financial statements of Sihitech and its subsidiaries prior to the Closing Date and the consolidated financial statements of Yucheng and its subsidiaries subsequent to the Closing Date. Yucheng’s equity components are stated in terms of Sihitech before the Closing Date, with an adjustment to reflect the effect of the recapitalisation on the equity components at the Closing Date.

The aggregate consideration paid at the Closing Date were USD4,000,000 and 5,328,320 common shares of Yucheng. Of the USD4,000,000, as security for the indemnification obligations of Sihitech BVI Shareholders and e-Channels BVI Shareholders, USD250,000 has been held back by Yucheng pending resolution of an outstanding claim. The holdback amount is not a limitation on the indemnification amounts, which are generally limited to the full consideration paid.

Of the total number of shares issued at the Closing Date, an aggregate of 773,045 shares of common stock issued to Sihitech BVI Shareholders were subject to return and cancellation if the net profit as shown in the audited consolidated financial statements of Yucheng prepared in accordance with the generally accepted accounting principles in the United States of America (“US GAAP”) for the year ended December 31, 2006 plus all compliance expenses of being public is less than USD6,073,941. Pursuant to the supplemental agreement dated May 9, 2007, this clause was amended such that the 773,045 shares would be returned and cancelled if the proforma table in the notes to the audited consolidated financial statements of Sihitech and its subsidiaries and e-Channels under US GAAP for the year ended December 31, 2006 was lower than USD6,073,941. The condition was met and accordingly, no adjustment for the purchase price in respect to the 773,045 shares of common stock was recorded in the consolidated financial statements of Yucheng for the year ended December 31, 2006.

Additional purchase price payment will be made to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee up to an amount of USD9,960,000 has been paid or accrued based on the following events:

(1)	Yucheng will pay an additional USD5,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee if Yucheng receives at least USD34,500,000 in gross proceeds in additional financing, including from the exercise of outstanding public warrants, the successful completion of a secondary offering, or a private investment by a strategic investor. According to an amendment agreement dated on August 24, 2007 (the “Amendment”), the additional USD5,000,000 was changed to USD4,960,000.

(2)	Yucheng will pay an additional USD1,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2006 is above USD10.00; USD2,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2007 is above USD12.00; and USD3,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2008 is above USD14.40.

Notwithstanding the foregoing, the maximum amount to be paid under the above events shall not exceed USD10,000,000.

As of December 31, 2007, Yucheng received USD34,332,430 (equivalent to approximately RMB252,606,922) in gross proceeds as a result of the exercise of outstanding public warrants (note 21). Accordingly, Yucheng paid an additional USD4,960,000 (equivalent to approximately RMB37,772,880) to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the payments of the additional purchase price, USD3,494,707(equivalent to approximately RMB26,613,939) was paid to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining of USD1,465,293 (equivalent to approximately RMB11,158,941) was paid to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

As of December 31, 2008, the 2007 and 2008 average closing price of the stock of Yucheng in any sixty consecutive trading days targets were met. USD1,200,000 has been paid in relation to the 2007 stock price target and USD800,000 has been accrued. USD3,000,000 has been accrued in relation to the 2008 stock price target.

In addition, the condition of the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2007 being above USD12.00 was achieved, Yucheng was obligated to make payments of the additional purchase price of USD2,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the obligations of the additional purchase price, USD1,409,156 (equivalent to approximately RMB10,293,321) was accrued to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining balance of USD590,844 (equivalent to approximately RMB4,315,879) was accrued to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

In addition, the condition of the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2008 being above USD14.40 was achieved, Yucheng was obligated to make payments of the additional purchase price of USD3,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the obligations of the additional purchase price, USD2,113,734 (equivalent to approximately RMB14,836,299) was accrued to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining balance of USD886,266 (equivalent to approximately RMB6,057,274) was accrued to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

Following to the Amendment, additional common shares, on an all-or-none basis, may be issued to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee on a pro rate basis, based on the amount of consideration shares issued on November 24, 2006, aggregating 952,832 common shares each year for four years beginning in 2008, if the Company achieves net profit targets in the prior year as indicated in the following table according to the financial statements audited each year in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), where net profit shall be determined for this purpose only, as net profit (determined on the basis of US GAAP) before the amortization expenses related to the acquisition of e-Channels. If the net profits of the Company are not achieved, the obligation of Yucheng to issue the common shares for that year is terminated, with no effect on subsequent years.

Year ended December 31,	Net Profit

2007	USD 8.5 million
2008	USD 11.9 million
2009	USD 16.7 million
2010	USD 23.3 million

As the net profit target for year ended December 31, 2009 and 2010 had not been achieved, no shares was required to be issued to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee for 2009 and the subsequent years.

As the net profit target for year ended December 31, 2008 was achieved, Yucheng issued 952,832 common shares valued at USD5,545,482 (equivalent to approximately RMB37,901,151), to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee in 2009 as additional purchase price. Of the 952,832 common shares issued, 671,344 common shares, amounting to USD3,907,222 (equivalent to approximately RMB26,704,299), were issued to Sihitech BVI Shareholders and their designee which was accrued as a liability and a deemed distribution as of December 31, 2008. The remaining 281,488 common shares, amounting to USD1,638,260 (equivalent to approximately RMB11,196,852), were issued to e-Channels BVI Shareholders and their designee which was accrued as a liability and an adjustment to the purchase price in respect of the acquisition of e-Channels as of December 31, 2008.

As the net profit target for year ended December 31, 2007 was achieved, Yucheng issued 952,832 common shares, valued at USD5,930,220 (equivalent to approximately RMB43,317,887), to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee in 2008 as additional purchase price. Of the 952,832 common shares issued, 671,344 common shares, amounting to USD4,178,302 (equivalent to approximately RMB30,520,828), were issued to Sihitech BVI Shareholders and their designee which was accrued as a liability and a deemed distribution as of December 31, 2007. The remaining 281,488 common shares, amounting to USD1,751,918 (equivalent to approximately RMB12,797,059), were issued to e-Channels BVI Shareholders and their designee which was accrued as a liability and an adjustment to the purchase price in respect of the acquisition of e-Channels as of December 31, 2007.